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  Shareholder Accounts                                    Corporate Offices
  c/o Countrywide Fund                                    3707 W. Maple Road
     Services, Inc.                                   Bloomfield Hills, MI 48301
     P.O. Box 5354                                          (248) 644-8500
Cincinnati, OH 45201-5354                                 Fax (248) 644-4250
    1-800-543-0407
                             Schwartz Value Fund

Dear Fellow Shareowner:

     Last year at this time, mergers and acquisitions were favorably impacting Schwartz Value Fund. Several of our small-cap companies were being acquired at substantial premiums. So far this year, however, the action has shifted to large companies, in terms of M&A activity as well as general investor interest. Indeed, small and micro-cap value issues are again unloved and ignored. Consequently, for the first six months of 1998, Schwartz Value Fund was up 1.3% versus 4.7% for the Russell 2000. Reflective of the investor enthusiasm for large-caps, especially technology issues, the NASDAQ Composite Index was up 20.7% during the same period, even though almost half the stocks in the Index were down more than 30% from their highs, as of June 30, 1998. This bull market has become increasingly concentrated and narrow. Market technicians call it bad breadth.

     On July 17, 1995, the Nasdaq index reached 1,000 for the first time. By July 17, 1998, exactly three years later, it had doubled to 2,000. But only five stocks -- Microsoft, Dell, Intel, Cisco Systems and WorldCom accounted for 66% of the advance. Similarly, the S&P 500 was up 17.7% in the first half of 1998. But the 50 largest issues were up over 30% while the remaining 450 were up less than 10%. This apparent anomaly is possible because the indices are capitalization-weighted. The biggest stocks dominate the performance of the average. Index Funds and the large-cap mutual funds, chasing past performance, have created a virtuous and self-fulfilling cycle of higher stock prices. (This may now be in the process of unwinding.) In the S&P 500, the 50 largest companies are selling at P-Es equal to three times their growth rates; they are clearly fully priced or over-priced. Contrariwise, small-caps are selling at P-Es on average of only 1-1/2 times their growth rates. The value is clearly in the neglected small-capitalization companies.
The risk is in the big ones.

     Obviously, there has been a massive divergence between the price performance of a handful of very large companies and that of most stocks. A friend asked me last week, "Why should I invest in Schwartz Value Fund when the large stocks in recent years have outperformed small ones by such a large margin?" The answer is precisely that! The over-performance of a few big stocks has so stretched valuations that their future under-performance is almost assured. One good reason to own Schwartz Value Fund, or buy more at this juncture, is that the past is not prologue. The divergence is not likely to continue. History is on our side. Incidentally, in 10 of the past 14 years, the Russell 2000 was up less than 22%. In 8 of those 10 years, Schwartz Value Fund beat the Russell 2000. In other words, Schwartz Value Fund usually beats its benchmark, except when the market is streaking skyward (up more than 22%). Therefore, if you believe the market will be up more than 22% per year, in the future -- don't invest in Schwartz Value Fund. If however, you believe that in most years the market will produce more moderate results, closer to its historical average, then you ought to be in Schwartz Value Fund. It should continue to provide very good risk-adjusted returns.

     This diatribe is not a forecast of an impending market collapse for large-cap issues, but merely an application of our valuation discipline. Bear markets are inevitable but their timing cannot be predicted, since they are caused by unpredictable events. But individual stock performances over the long term will match closely the underlying progress of those businesses. That's why I remain confident that our research-driven, bottom-up approach to stock selection will again bear fruit, even though the recent results have been disappointing. The basic value investment approach still represents a safe path to sustained capital appreciation.

     Your continued support is sincerely appreciated.


                              SCHWARTZ VALUE FUND

                             /s/ George P. Schwartz

                            George P. Schwartz, CFA
                                   President
July 31, 1998

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 1998 (Unaudited)
================================================================================
Shares         COMMON STOCK -- 87.9%                                   Value
--------------------------------------------------------------------------------

               APPAREL & TEXTILES -- 4.5%
    89,600       Charming Shoppes, Inc.* ......................    $    425,600
   125,000       K-Swiss Inc. -- Class A ......................       2,453,125
    15,000       Nautica Enterprises, Inc.* ...................         402,187
                                                                   ------------
                                                                      3,280,912
                                                                   ------------

               BUILDING MATERIALS & CONSTRUCTION -- 3.2%
    20,000       ABT Building Products Corporation* ...........         343,750
    50,000       Gardner Denver, Inc.* ........................       1,381,250
    24,000       Industrial Acoustics Company, Inc. ...........         253,500
    40,000       Schuler Homes, Inc.* .........................         350,000
                                                                   ------------
                                                                      2,328,500
                                                                   ------------

               CONSUMER PRODUCTS -- DURABLES -- 6.4%
    35,000       Craftmade International, Inc. ................         612,500
   250,000       Griffon Corporation* .........................       3,203,125
    70,000       HMI Industries Inc. ..........................         253,750
    40,000       Sturm, Ruger & Company, Inc. .................         670,000
                                                                   ------------
                                                                      4,739,375
                                                                   ------------

               CONSUMER PRODUCTS -- NONDURABLES -- 7.9%
    25,000       Helen of Troy Limited* .......................         550,000
   418,000       Pentech International, Inc.* .................         574,750
    20,000       Standex International Corporation ............         592,500
    75,000       Tupperware Corp. .............................       2,109,375
    10,000       Velcro Industries N.V ........................       1,392,500
    24,200       Weyco Group, Inc. ............................         632,225
                                                                   ------------
                                                                      5,851,350
                                                                   ------------

               ENERGY & MINING -- 5.1%
    70,000       Forest Oil Corporation* ......................       1,001,875
   200,000       Golden Star Resources, Ltd.* .................         425,000
   165,000       Inco, Ltd. -- Class VBN ......................       1,185,938
    35,000       Newmont Mining Corp. .........................         826,875
    35,000       Patterson Energy, Inc.* ......................         342,344
                                                                   ------------
                                                                      3,782,032
                                                                   ------------

================================================================================
Shares         COMMON STOCK -- 87.9%                                   Value
--------------------------------------------------------------------------------

               ENVIRONMENTAL SERVICES -- 0.9%
    12,400       GZA GeoEnvironmental Technologies, Inc.* .....    $     61,225
    73,800       Sevenson Environmental Services, Inc. ........         618,075
                                                                   ------------
                                                                        679,300
                                                                   ------------

               FINANCE -- BANKING & THRIFTS -- 6.8%
    15,000       Flagstar Bancorp, Inc. .......................         365,625
   150,000       Ottawa Financial Corporation .................       4,331,250
    12,150       Peoples Bancorp ..............................         276,412
                                                                   ------------
                                                                      4,973,287
                                                                   ------------

               FINANCE -- INSURANCE -- 11.8%
    35,000       The Commerce Group, Inc. .....................       1,356,250
   100,000       Danielson Holding Corp.* .....................         737,500
    75,000       Leucadia National Corporation ................       2,479,687
     5,000       Loews Corp. ..................................         435,625
    50,000       MMI Companies, Inc. ..........................       1,156,250
   165,000       Unico American Corporation ...................       2,495,625
                                                                   ------------
                                                                      8,660,937
                                                                   ------------

               FOOD & TABACCO -- 2.7%
    85,000       RJR Nabisco Holdings Corp. ...................       2,018,750
                                                                   ------------

               HEALTHCARE -- 3.4%
    80,000       America Service Group, Inc.* .................         980,000
    15,000       Health Care & Retirement Corporation* ........         591,562
    50,000       Hologic, Inc.* ...............................         909,375
                                                                   ------------
                                                                      2,480,937
                                                                   ------------

               HOLDING COMPANY -- 2.3%
    30,000       Maxxam Inc.* .................................       1,702,500
                                                                   ------------

               INDUSTRIAL PRODUCTS & SERVICES -- 4.3%
    30,000       Greif Brothers Corporation -- Class A ........       1,121,250
    50,000       Maritrans Inc. ...............................         453,125
    10,055       M.H. Rhodes, Inc.* ...........................         143,284
    30,000       Perceptron, Inc.* ............................         360,000

================================================================================
Shares         COMMON STOCK -- 87.9%                                   Value
--------------------------------------------------------------------------------

    50,000       Rohn Industries, Inc. ........................    $    234,375
    25,000       United Dominion Industries, Ltd. .............         834,375
                                                                   ------------
                                                                      3,146,409
                                                                   ------------

               PRINTING & PUBLISHING -- 4.1%
       465       The Detroit Legal News Company* ..............          63,240
   200,000       Thomas Nelson, Inc. ..........................       2,675,000
     7,200       Value Line, Inc. .............................         275,400
                                                                   ------------
                                                                      3,013,640
                                                                   ------------

               REAL ESTATE -- 0.5%
    16,499       I. Gordon Corporation* .......................         148,491
        15       LaFourche Realty Company, Inc. ...............          78,000
    10,000       Malan Realty Investors, Inc. .................         176,875
                                                                   ------------
                                                                        403,366
                                                                   ------------

               RETAIL -- 1.0%
   100,000       Ellett Brothers, Inc. ........................         475,000
    20,000       The Good Guys, Inc.* .........................         269,375
                                                                   ------------
                                                                        744,375
                                                                   ------------

               TECHNOLOGY & ELECTRONICS -- 17.1%
    33,500       Astrosystems, Inc.* ..........................          78,516
   238,200       Data Research Associates, Inc. ...............       4,525,800
   100,000       Nematron Corporation* ........................         550,000
    90,000       Rainbow Technologies, Inc.* ..................       1,845,000
   142,300       SPSS Inc.* ...................................       3,308,475
    35,000       Transition Systems, Inc.* ....................         371,875
    60,000       Universal Electronics, Inc.* .................         750,000
    85,000       X-Rite, Incorporated .........................       1,163,438
                                                                   ------------
                                                                     12,593,104
                                                                   ------------

               TRANSPORTATION -- 0.8%
    58,800       The Morgan Group, Inc. .......................         588,000
                                                                   ------------

               MISCELLANEOUS -- 0.1%
    12,500       Bull & Bear Group, Inc. -- Class A* ..........          28,125
                                                                   ------------

================================================================================
Shares         COMMON STOCK -- 87.9%                                   Value
--------------------------------------------------------------------------------

               CLOSED-END FUNDS -- 5.0%
   256,400       Royce Global Trust, Inc. .....................    $  1,410,200
    38,700       Royce Micro-Cap Trust, Inc.* .................         399,094
    60,000       Scudder New Europe Fund, Inc. ................       1,260,000
    75,000       Templeton Dragon Fund ........................         628,125
                                                                   ------------
                                                                      3,697,419
                                                                   ------------

               TOTAL COMMON STOCK (COST $51,979,126)                 64,712,318
                                                                   ------------

               PREFERRED STOCK -- 0.2% (COST $132,739)
    35,000       Telos Corporation, 12% Cumulative
                   Exchangable Preferred*                               166,250
                                                                   ------------

               U.S. GOVERNMENT & AGENCY BONDS -- 8.6%
$2,000,000       Federal National Mortgage Association,
                   5.87%, 9/25/98                                     2,002,862
$2,000,000       Federal National Mortgage Association, 0%, 11/6/98   1,961,244
$2,500,000       Federal Farm Credit Bank Discount Note, 5/21/99      2,378,500
                                                                   ------------

               TOTAL U.S. GOVERNMENT & AGENCY BONDS
                   (COST $6,262,322)                                  6,342,606
                                                                   ------------

               CORPORATE BONDS -- 1.4% (COST $1,052,500)
                   Whittaker Corp., 7.00%, 5/1/05                     1,050,000
                                                                   ------------

               REPURCHASE AGREEMENTS (1) -- 2.4% (COST $1,767,000)
$1,767,000       Fifth Third Bank, 5.15%, dated 6/30/98, due
                   07/01/98 repurchase proceeds: ($1,767,253)         1,767,000
                                                                   ------------

               TOTAL INVESTMENTS -- 100.5% (COST $61,193,687)        74,038,174
                                                                   ------------

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%         (458,777)
                                                                   ------------

               NET ASSETS -- 100.0%                                $ 73,579,397
                                                                   ============

 *  Non-income producing securities.

(1) Repurchase   agreements  are  fully   collateralized   by  U.S.   Government
    obligations.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)
================================================================================

ASSETS
Investments, at market value (cost of $61,193,687) (Note 1) ...    $ 74,038,174
Cash ..........................................................           3,899
Dividends receivable ..........................................          72,802
Interest receivable ...........................................          43,226
Other assets ..................................................          19,157
                                                                   ------------
    TOTAL ASSETS ..............................................      74,177,258
                                                                   ------------

LIABILITIES
Payable for capital shares redeemed ...........................          26,741
Payable for securities purchased ..............................         286,554
Accrued investment advisory fees (Note 2) .....................         281,090
Other accrued expenses and liabilities ........................           3,476
                                                                   ------------
    TOTAL LIABILITIES .........................................         597,861
                                                                   ------------
NET ASSETS ....................................................    $ 73,579,397
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ...............................................    $ 56,247,698
Accumulated net realized gains from security
  transactions ................................................       4,639,243
Undistributed net investment loss .............................        (152,031)
Net unrealized appreciation on investments ....................      12,844,487
                                                                   ------------

NET ASSETS ....................................................    $ 73,579,397
                                                                   ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................       3,028,550
                                                                   ============
Net asset value, redemption price, and offering price
  per share ...................................................    $      24.30
                                                                   ============
See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1998 (Unaudited)
================================================================================

INVESTMENT INCOME
  Dividends ..................................................      $   301,930
  Interest ...................................................          222,082
                                                                    -----------
    TOTAL INVESTMENT INCOME ..................................          524,012
                                                                    ===========

EXPENSES
  Investment advisory fees (Note 2) ..........................          543,863
  Administration, accounting and transfer agent fees
    (Note 2) .................................................           75,597
  Trustees' fees and expenses ................................           31,660
  Legal and audit fees .......................................           11,894
  Insurance expense ..........................................            9,088
  Other expenses .............................................            3,941
                                                                    -----------
    TOTAL EXPENSES ...........................................          676,043
                                                                    -----------

NET INVESTMENT LOSS ..........................................         (152,031)
                                                                    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains on investments ..........................        4,776,216
  Net change in unrealized appreciation on
    investments ..............................................       (3,861,794)
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .............          914,422
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................      $   762,391
                                                                    ===========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended June 30, 1998 and December 31, 1997
================================================================================

                                                        Six Months Ended    Year Ended
                                                          June 30, 1998    December 31,
                                                           (Unaudited)         1997
                                                        ----------------   ------------
FROM OPERATIONS
  Net investment income (loss) ......................     $   (152,031)    $    148,105
  Net realized gains on investments .................        4,776,216        7,830,848
  Net change in unrealized appreciation on
    investments .....................................       (3,861,794)       7,620,060
                                                          ------------     ------------
Net increase in net assets from operations ..........          762,391       15,599,013
                                                          ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ........................               --         (148,105)
  From net realized gains on investments ............               --       (7,879,894)
  In excess of net realized gains on investments ....               --         (136,973)
                                                          ------------     ------------
Net decrease in net assets from distributions to
  shareholders ......................................               --       (8,164,972)
                                                          ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS(A):
  Proceeds from shares sold .........................        6,233,879        7,555,701
  Reinvestment of distributions to shareholders .....               --        7,588,008
  Payments for shares redeemed ......................       (3,383,433)      (7,716,318)
                                                          ------------     ------------
Net increase in net assets from capital share
  transactions ......................................        2,850,446        7,427,391
                                                          ------------     ------------

TOTAL INCREASE IN NET ASSETS ........................        3,612,837       14,861,432

NET ASSETS:
  Beginning of period ...............................       69,966,560       55,105,128
                                                          ------------     ------------
  End of period .....................................     $ 73,579,397     $ 69,966,560
                                                          ============     ============

UNDISTRIBUTED NET INVESTMENT LOSS ...................     $   (152,030)    $         --
                                                          ============     ============

(A) SUMMARY OF CAPITAL SHARE ACTIVITY:
   Shares sold ......................................          249,771          324,868
   Shares issued in reinvestment of distributions to
   shareholders .....................................               --          316,298
   Shares redeemed ..................................         (137,211)        (326,230)
                                                          ------------     ------------
   Net increase in shares outstanding ...............          112,560          314,936
   Shares outstanding, beginning of period ..........        2,915,990        2,601,054
                                                          ------------     ------------
   Shares outstanding, end of period ................        3,028,550        2,915,990
                                                          ============     ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding
Throughout Each Period
================================================================================

                                                 Six Months      Year       Year       Year       Year      July 20,(A)
                                                   Ended        Ended      Ended      Ended      Ended          To
                                               June 30, 1998   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,      Dec. 31,
                                                (Unaudited)      1997       1996       1995       1994          1993
                                               -------------   --------   --------   --------   --------   -------------
Net asset value at beginning of period .....     $  23.99      $  21.19   $  19.66   $  18.12   $  20.97     $  19.71
                                                 --------      --------   --------   --------   --------     --------
Income from investment operations:
  Net investment income (loss) .............        (0.05)         0.06      (0.02)     (0.03)     (0.05)       (0.06)
  Net realized and unrealized gains (losses)
    on investments .........................         0.36          5.88       3.61       3.09      (1.37)        1.95
                                                 --------      --------   --------   --------   --------     --------
Total from investment operations ...........         0.31          5.94       3.59       3.06      (1.42)        1.89
                                                 --------      --------   --------   --------   --------     --------
Less distributions:
  From net investment income ...............           --         (0.06)        --         --         --           --
  From net realized gains on investments ...           --         (3.03)     (2.06)     (1.52)     (1.36)       (0.63)
  In excess of net realized gains on
    investments ............................           --         (0.05)        --         --      (0.07)          --
                                                 --------      --------   --------   --------   --------     --------
Total distributions ........................           --         (3.14)     (2.06)     (1.52)     (1.43)       (0.63)
                                                 --------      --------   --------   --------   --------     --------
Net asset value at end of period ...........     $  24.30      $  23.99   $  21.19   $  19.66      18.12     $  20.97
                                                 ========      ========   ========   ========    =======     ========
Total return ...............................          1.3%(B)      28.0%      18.3%      16.9%      (6.8)%        9.6%(B)
                                                 ========      ========   ========   ========    =======     ========
Ratios/Supplementary Data:
Ratio of expenses to average net assets ....         1.86%(C)      1.91%      1.97%      2.00%      2.01%        2.13%(C)
Ratio of net investment income (loss) to
  average net assets .......................        (0.42)%(C)     0.24%     (0.08)%    (0.18)%    (0.36)%      (0.63)%(C)
Portfolio turnover rate ....................           42 %(C)       47%        50%        70%        78%          65 %(C)
Average commission rate ....................     $ 0.0474      $ 0.0468   $ 0.0454         --         --           --
Net assets at end of period (000's) ........     $ 73,579      $ 69,967   $ 55,105   $ 53,137   $ 45,097     $ 40,704

----------------
(A) Commencement of operations.
(B) Not annualized.
(C) Annualized.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation through investment primarily in basic value common stocks. This investment in common stocks, by definition, entails the risk of loss of capital to shareholders. See the Prospectus for more detailed information regarding the investment objectives of the Fund.

The following is a summary of significant accounting policies followed by the Fund.

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of business on the day of valuation, or, if not traded on a particular day, at the average of the highest current independent bid and lowest current independent offer; securities traded in the over-the-counter market, not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of trading on the day of valuation, and; securities (and other assets) for which market quotations are not readily available are valued at their fair market value as determined in good faith pursuant to procedures established by the Board of Trustees. Short-term securities are valued at amortized cost, which approximates market value.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to the shareholders. Therefore, no provision for income taxes is necessary.

     The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles (GAAP), the basis on which these financial statements are prepared. The differences arise primarily from the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income or loss and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net realized gains in the accompanying statements.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements(agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to the Fund's policy to take possession of the underlying securities and, on a daily basis, mark to market such securities to ensure that the value, accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). The Chairman of the Board of the Fund is also the President and CEO of Gregory J. Schwartz & Co., Inc. (the Distributor). Certain other trustees and officers of the Fund are officers of the Adviser or of Countrywide Fund Services, Inc. (CFS), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.5% of the average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million.

The Distributor is the primary agent for the distribution of the Fund and receives fees from the Adviser, not the Fund or its shareholders.

Pursuant to an Administration, Accounting and Transfer Agency Agreement between the Fund and CFS, CFS supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays CFS a fee, payable monthly, at an annual rate of .22% of average daily net assets up to $25 million; .20% of such assets from $25 million to $100 million; and .15% of such assets in excess of $100 million.

3.   INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments other than short-term investments, for the six months ended June 30, 1998 were $16,521,925 and $13,552,865, respectively. As of June 30, 1998, net unrealized appreciation of securities was $12,844,486 for federal income tax purposes of which $17,155,629 related to appreciated securities and $4,311,143 related to depreciated securities. The aggregate cost of investments at June 30, 1998, for federal income tax purposes was $61,193,687.

[back cover]

SCHWARTZ VALUE FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Donald J. Dawson, Jr.
Fred A. Erb
John J. McHale
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz

OFFICERS
Gregory J. Schwartz, Chairman of the Board
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary/Treasurer
Robert G. Dorsey, CPA, Assistant Vice President
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

AUDITORS
DELOITTE & TOUCHE LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1025 Connecticut Avenue, N.W.
Washington, D.C. 20036

SCHWARTZ VALUE FUND is a 100% no-load diversified investment company (a mutual fund). The investment objective is long-term capital appreciation.


                                    SCHWARTZ
                                   VALUE FUND

                                   a series of

                                    SCHWARTZ
                                INVESTMENT TRUST

                                     [LOGO]


                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)
                            for the six months ended
                                  JUNE 30, 1998